Private pension liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Text Block [Abstract]
Summary Of Net Defined Benefit Liability (Asset)

a) Changes in the period

	Three months period ended March 31,
	2020	2019
As of January 1	3,759,090	16,059
Contributions received	278,357	1,766
Transfer with third party plans	1,636,370	31,777
Redemptions paid	(46,585)	—
Gain (loss) from FIE	(472,144)	324

As of March 31	5,155,088	49,926

Contributions invested in FIEs (Note 4 (a))	5,155,088	49,926

Changes in the period

	2019	2018
As of January 1	16,059	—
Contributions received	609,639	16,059
Transfer with third party plans	3,047,492	—
Withdraws	(20,153)	—
Interest received from FIE	106,053	—

As of December 31	3,759,090	16,059

Contributions invested in FIEs	3,759,090	16,059